NET SALES	12 Months Ended
Dec. 31, 2018
NET SALES
NET SALES

NOTE 24 — NET SALES

The net sales revenues for the year are composed of:

	2018	2017	2016
Gross sales	51,861,423	42,156,553	42,935,022
Taxes on sales	(3,793,516)	(2,956,896)	(2,765,957)
Discounts	(1,908,429)	(2,282,038)	(2,517,398)
Net sales	46,159,478	36,917,619	37,651,667